Employee benefit plans	12 Months Ended
Mar. 31, 2012
Employee benefit plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Change in benefit obligation
Benefit obligation at beginning of year	¥1,726,747	¥1,729,178	$21,039
Service cost	82,422	78,539	956
Interest cost	52,502	52,399	637
Plan participants’ contributions	1,046	1,055	13
Plan amendments	(1,429)	740	9
Net actuarial loss	3,830	117,320	1,427
Acquisition and other	(57,928)	40,496	492
Benefits paid	(78,012)	(72,340)	(880)

Benefit obligation at end of year	1,729,178	1,947,387	23,693

Change in plan assets
Fair value of plan assets at beginning of year	1,179,051	1,183,385	14,398
Actual return on plan assets	24,216	16,309	198
Acquisition and other	(39,374)	47,547	578
Employer contributions	96,458	94,815	1,154
Plan participants’ contributions	1,046	1,055	13
Benefits paid	(78,012)	(72,340)	(880)

Fair value of plan assets at end of year	1,183,385	1,270,771	15,461

Funded status	¥545,793	¥676,616	$8,232

Amounts recognized in the consolidated balance sheet as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Accrued expenses (Accrued pension and severance costs)	¥24,677	¥21,076	$256
Accrued pension and severance costs	668,022	708,402	8,619
Investments and other assets - Other (Prepaid pension and severance costs)	(146,906)	(52,862)	(643)

Net amount recognized	¥545,793	¥676,616	$8,232

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Net actuarial loss	¥(347,494)	¥(456,839)	$(5,558)
Prior service costs	72,324	55,597	676
Net transition obligation	(1,626)	—	—

Net amount recognized	¥(276,796)	¥(401,242)	$(4,882)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,584,627 million and ¥1,764,721 million ($21,471 million) at March 31, 2011 and 2012, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Projected benefit obligation	¥500,046	¥535,503	$6,515
Accumulated benefit obligation	453,111	481,484	5,858
Fair value of plan assets	72,359	80,752	983

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Service cost	¥75,558	¥82,422	¥78,539	$956
Interest cost	50,559	52,502	52,399	637
Expected return on plan assets	(32,251)	(42,364)	(44,422)	(541)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Recognized net actuarial loss	27,246	16,095	30,125	366
Amortization of net transition obligation	1,944	1,944	1,626	20

Net periodic pension cost	¥107,993	¥86,567	¥102,292	$1,244

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net actuarial gain (loss)	¥81,949	¥(21,978)	¥(145,433)	$(1,770)
Recognized net actuarial loss	27,246	16,095	30,125	366
Prior service costs	3,080	1,429	(740)	(9)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Amortization of net transition obligation	1,944	1,944	1,626	20
Other	2,594	40,995	5,951	73

Total recognized in other comprehensive income (loss)	¥101,750	¥14,453	¥(124,446)	$(1,514)

The other amount includes the impact of transition to defined contribution pension plans, consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2010, 2011 and 2012.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2013 are ¥(5,800) million ($(71) million) and ¥20,600 million ($251 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate	2.8%	2.6%
Rate of compensation increase	2.6%	2.8%

As of March 31, 2011 and 2012, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the years ended March 31,
	2010	2011	2012
Discount rate	2.8%	2.8%	2.8%
Expected return on plan assets	3.6%	3.8%	3.9%
Rate of compensation increase	2.6%	2.6%	2.6%

During the years ended March 31, 2010, 2011 and 2012, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2011 and 2012. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥489,759	¥—	¥—	¥489,759
Commingled funds	—	180,901	—	180,901

	489,759	180,901	—	670,660

Debt securities
Government bonds	82,685	—	—	82,685
Commingled funds	—	159,232	—	159,232
Other	29,217	44,994	746	74,957

	111,902	204,226	746	316,874

Insurance contracts	—	90,972	—	90,972
Other	19,610	26,418	58,851	104,879

Total	¥621,271	¥502,517	¥59,597	¥1,183,385

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥468,237	¥—	¥—	¥468,237
Commingled funds	—	232,842	—	232,842

	468,237	232,842	—	701,079

Debt securities
Government bonds	88,411	—	—	88,411
Commingled funds	—	219,658	—	219,658
Other	—	49,433	591	50,024

	88,411	269,091	591	358,093

Insurance contracts	—	83,993	—	83,993
Other	48,190	7,974	71,442	127,606

Total	¥604,838	¥593,900	¥72,033	¥1,270,771

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,697	$—	$—	$5,697
Commingled funds	—	2,833	—	2,833

	5,697	2,833	—	8,530

Debt securities
Government bonds	1,076	—	—	1,076
Commingled funds	—	2,673	—	2,673
Other	—	601	7	608

	1,076	3,274	7	4,357

Insurance contracts	—	1,022	—	1,022
Other	586	97	869	1,552

Total	$7,359	$7,226	$876	$15,461

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 51% of Japanese stocks and 49% of foreign stocks as of March 31, 2011, and 52% of Japanese stocks and 48% of foreign stocks as of March 31, 2012.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 25% of Japanese government bonds and 75% of foreign government bonds as of March 31, 2011, and 25% of Japanese government bonds and 75% of foreign government bonds as of March 31, 2012.

Commingled funds are beneficial interests of collective trust, which are mainly invested by the parent company and Japanese subsidiaries. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥3,591	¥46,518	¥50,109
Actual return on plan assets	312	1,908	2,220
Purchases, sales and settlements	(2,948)	11,490	8,542
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥746	¥58,851	¥59,597

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥58,851	¥59,597
Actual return on plan assets	5	(519)	(514)
Purchases, sales and settlements	(160)	12,967	12,807
Other	—	143	143

Balance at end of year	¥591	¥71,442	¥72,033

	U.S. dollars in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	$9	$716	$725
Actual return on plan assets	0	(6)	(6)
Purchases, sales and settlements	(2)	158	156
Other	—	1	1

Balance at end of year	$7	$869	$876

Toyota expects to contribute ¥104,943 million ($1,277 million) to its pension plans in the year ending March 31, 2013.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥69,352	$844
2014	71,472	869
2015	74,696	909
2016	77,750	946
2017	78,823	959
from 2018 to 2022	447,995	5,451

Total	¥820,088	$9,978

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are currently unfunded and provided through various insurance companies and health care providers. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.